CONSOLIDATED STATEMENTS OF INCOME AND COMPREHENSIVE INCOME (LOSS) - USD ($)	12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019
Direct financing lease income
Direct financing lease interest income	$ 4,934,157	$ 7,595,992
Interest expense for direct financing lease	(11,967)	(411,066)
Business collaboration fee and commission expenses for leasing projects	(37,572)	(68,342)
Provision for lease payment receivable	(19,379,086)	(81,585,960)
Net direct financing lease interest income after provision for receivables	(14,494,468)	(74,469,376)
Net revenue	(14,494,468)	(74,469,376)
Non-interest (loss) income
Interest on investment securities-held to maturity	0	105,878
Investment loss	(164,098,554)	0
Total non-interest(loss) income	(164,098,554)	105,878
Non-interest expense
Business taxes and surcharges	(7,652)	(15,827)
Salaries and employee charges	(923,325)	(542,628)
Rental expenses (Note 6)	(95,545)	(102,859)
Other operating expenses	(481,311)	(2,062,802)
Total non-interest expense	(1,507,833)	(2,724,116)
Income before taxes	(180,100,855)	(77,087,614)
Income taxes credit (Note 16)	3,999,361	18,900,720
NET LOSSES	(176,101,494)	(58,186,894)
Income from discontinued operation	0	8,377,166
Total Net Losses	(176,101,494)	(49,809,728)
Other comprehensive loss
Foreign currency translation adjustment	(2,305,407)	(9,623,857)
COMPREHENSIVE LOSS	$ (178,406,901)	$ (59,433,585)
Weighted-average ordinary shares outstanding (Note 15)
Basic	19,837,642	19,837,642
Diluted	19,837,642	19,837,642
Earnings per share (Note 15)
Basic	$ (8.88)	$ (2.51)
Diluted	(8.88)	(2.51)
From continuing operation, Basic	(8.88)	(2.93)
From continuing operation, Diluted	(8.88)	(2.93)
From discontinued operation, Basic	$ 0	0.42
From discontinued operation, Diluted		$ 0.42